UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2012




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CORNERSTONE MODERATE FUND
AUGUST 31, 2012

                                                                      (Form N-Q)

48048-1012                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATE FUND
August 31, 2012 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            U.S. EQUITY SECURITIES (34.5%)

            COMMON STOCKS (32.6%)

            CONSUMER DISCRETIONARY (3.3%)
            ------------------------------
            ADVERTISING (0.3%)
   40,680   Omnicom Group, Inc.                                       $    2,090
                                                                      ----------
            APPAREL RETAIL (0.2%)
   68,300   Ascena Retail Group, Inc.*                                     1,352
                                                                      ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.4%)
   57,200   Coach, Inc.                                                    3,325
                                                                      ----------
            CABLE & SATELLITE (0.4%)
  102,220   Comcast Corp. "A"                                              3,428
                                                                      ----------
            GENERAL MERCHANDISE STORES (0.1%)
   10,600   Target Corp.                                                     679
                                                                      ----------
            HOME IMPROVEMENT RETAIL (0.2%)
   70,500   Lowe's Companies, Inc.                                         2,008
                                                                      ----------
            HOMEFURNISHING RETAIL (0.3%)
   41,610   Bed Bath & Beyond, Inc.*                                       2,795
                                                                      ----------
            INTERNET RETAIL (0.1%)
    3,100   Amazon.com, Inc.*                                                770
                                                                      ----------
            MOVIES & ENTERTAINMENT (0.4%)
   68,520   Walt Disney Co.                                                3,390
                                                                      ----------
            PUBLISHING (0.4%)
   57,600   McGraw-Hill Companies, Inc.                                    2,949
                                                                      ----------
            RESTAURANTS (0.2%)
   22,700   McDonald's Corp.                                               2,031
                                                                      ----------
            SPECIALTY STORES (0.3%)
   29,500   PetSmart, Inc.                                                 2,092
                                                                      ----------
            Total Consumer Discretionary                                  26,909
                                                                      ----------

            CONSUMER STAPLES (3.9%)
            -----------------------
            DRUG RETAIL (0.4%)
   67,630   CVS Caremark Corp.                                             3,080
                                                                      ----------
            HOUSEHOLD PRODUCTS (0.5%)
   18,300   Colgate-Palmolive Co.                                          1,946
   29,900   Energizer Holdings, Inc.                                       2,060
                                                                      ----------
                                                                           4,006
                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (0.9%)
    7,600   Costco Wholesale Corp.                                           744

================================================================================

1  | USAA Cornerstone Moderate Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   85,700   Wal-Mart Stores, Inc.                                     $    6,222
                                                                      ----------
                                                                           6,966
                                                                      ----------
            PACKAGED FOODS & MEAT (0.7%)
  115,150   Kraft Foods, Inc. "A"                                          4,782
   35,000   Tyson Foods, Inc. "A"                                            548
                                                                      ----------
                                                                           5,330
                                                                      ----------
            SOFT DRINKS (0.7%)
   83,500   PepsiCo, Inc.                                                  6,048
                                                                      ----------
            TOBACCO (0.7%)
   19,940   Lorillard, Inc.                                                2,503
   36,960   Philip Morris International, Inc.                              3,300
                                                                      ----------
                                                                           5,803
                                                                      ----------
            Total Consumer Staples                                        31,233
                                                                      ----------

            ENERGY (3.9%)
            -------------
            INTEGRATED OIL & GAS (2.1%)
   78,430   Chevron Corp.                                                  8,797
   62,110   Exxon Mobil Corp.                                              5,422
   31,820   Occidental Petroleum Corp.                                     2,705
                                                                      ----------
                                                                          16,924
                                                                      ----------
            OIL & GAS EQUIPMENT & SERVICES (1.3%)
  158,840   Halliburton Co.                                                5,204
   43,660   National-Oilwell Varco, Inc.                                   3,440
   22,650   Schlumberger Ltd.                                              1,639
                                                                      ----------
                                                                          10,283
                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.4%)
   32,400   Apache Corp.                                                   2,778
   19,000   Southwestern Energy Co.*                                         592
                                                                      ----------
                                                                           3,370
                                                                      ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
   45,680   Spectra Energy Corp.                                           1,291
                                                                      ----------
            Total Energy                                                  31,868
                                                                      ----------

            FINANCIALS (4.1%)
            -----------------
            CONSUMER FINANCE (0.5%)
   65,300   Capital One Financial Corp.                                    3,691
                                                                      ----------
            DIVERSIFIED BANKS (0.8%)
  202,740   Wells Fargo & Co.                                              6,899
                                                                      ----------
            INVESTMENT BANKING & BROKERAGE (0.1%)
   50,000   Morgan Stanley                                                   750
                                                                      ----------
            LIFE & HEALTH INSURANCE (0.7%)
  174,900   MetLife, Inc.                                                  5,969
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
   52,233   Citigroup, Inc.                                                1,552
   80,100   JPMorgan Chase & Co.                                           2,975
                                                                      ----------
                                                                           4,527
                                                                      ----------
            PROPERTY & CASUALTY INSURANCE (0.4%)
   16,960   Berkshire Hathaway, Inc. "B"*                                  1,430
   30,940   Travelers Companies, Inc.                                      2,003
                                                                      ----------
                                                                           3,433
                                                                      ----------
            REGIONAL BANKS (0.7%)
   83,400   BB&T Corp.                                                     2,631

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                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   75,030   CIT Group, Inc.*                                          $    2,833
                                                                      ----------
                                                                           5,464
                                                                      ----------
            SPECIALIZED FINANCE (0.3%)
   15,900   IntercontinentalExchange, Inc.*                                2,174
                                                                      ----------
            Total Financials                                              32,907
                                                                      ----------

            HEALTH CARE (5.1%)
            ------------------
            BIOTECHNOLOGY (0.4%)
   39,850   Celgene Corp.*                                                 2,871
                                                                      ----------
            HEALTH CARE DISTRIBUTORS (0.3%)
   52,100   Cardinal Health, Inc.                                          2,061
                                                                      ----------
            HEALTH CARE EQUIPMENT (0.4%)
   65,500   Hologic, Inc.*                                                 1,286
   36,800   Varian Medical Systems, Inc.*                                  2,163
                                                                      ----------
                                                                           3,449
                                                                      ----------
            HEALTH CARE SERVICES (0.5%)
   68,420   Express Scripts Holdings Co.*                                  4,284
                                                                      ----------
            LIFE SCIENCES TOOLS & SERVICES (0.3%)
   47,191   Thermo Fisher Scientific, Inc.                                 2,706
                                                                      ----------
            MANAGED HEALTH CARE (0.5%)
   77,600   UnitedHealth Group, Inc.                                       4,214
                                                                      ----------
            PHARMACEUTICALS (2.7%)
   42,150   Abbott Laboratories                                            2,763
   82,340   Johnson & Johnson                                              5,552
  159,070   Merck & Co., Inc.                                              6,848
  286,900   Pfizer, Inc.                                                   6,845
                                                                      ----------
                                                                          22,008
                                                                      ----------
            Total Health Care                                             41,593
                                                                      ----------

            INDUSTRIALS (3.0%)
            ------------------
            AEROSPACE & DEFENSE (0.6%)
    9,700   TransDigm Group, Inc.                                          1,345
   38,250   United Technologies Corp.                                      3,054
                                                                      ----------
                                                                           4,399
                                                                      ----------
            AIR FREIGHT & LOGISTICS (0.5%)
   57,330   United Parcel Service, Inc. "B"                                4,232
                                                                      ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
   30,030   Caterpillar, Inc.                                              2,562
   31,150   Wabtec Corp.                                                   2,434
                                                                      ----------
                                                                           4,996
                                                                      ----------
            INDUSTRIAL CONGLOMERATES (0.8%)
   76,100   Danaher Corp.                                                  4,077
  129,890   General Electric Co.                                           2,690
                                                                      ----------
                                                                           6,767
                                                                      ----------
            INDUSTRIAL MACHINERY (0.3%)
   43,000   Eaton Corp.                                                    1,923
    9,960   Stanley Black & Decker, Inc.                                     655
                                                                      ----------
                                                                           2,578
                                                                      ----------
            TRADING COMPANIES & DISTRIBUTORS (0.2%)
   22,000   WESCO International, Inc.*                                     1,271
                                                                      ----------
            Total Industrials                                             24,243
                                                                      ----------

================================================================================

3  | USAA Cornerstone Moderate Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (7.3%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (1.5%)
  271,890   Cisco Systems, Inc.                                       $    5,188
   72,000   Motorola Solutions, Inc.                                       3,431
   54,000   QUALCOMM, Inc.                                                 3,319
                                                                      ----------
                                                                          11,938
                                                                      ----------
            COMPUTER HARDWARE (1.7%)
   21,410   Apple, Inc.(a)                                                14,243
                                                                      ----------
            COMPUTER STORAGE & PERIPHERALS (0.5%)
  157,710   EMC Corp.                                                      4,146
                                                                      ----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
   50,340   Automatic Data Processing, Inc.                                2,924
                                                                      ----------
            INTERNET SOFTWARE & SERVICES (0.7%)
    7,970   Google, Inc. "A"*                                              5,460
                                                                      ----------
            IT CONSULTING & OTHER SERVICES (0.2%)
    6,690   International Business Machines Corp.                          1,303
                                                                      ----------
            SEMICONDUCTORS (0.7%)
   34,000   Broadcom Corp. "A"                                             1,208
  179,890   Intel Corp.                                                    4,467
                                                                      ----------
                                                                           5,675
                                                                      ----------
            SYSTEMS SOFTWARE (1.6%)
  300,080   Microsoft Corp.(a)                                             9,248
  130,130   Oracle Corp.                                                   4,119
                                                                      ----------
                                                                          13,367
                                                                      ----------
            Total Information Technology                                  59,056
                                                                      ----------

            MATERIALS (1.2%)
            ----------------
            DIVERSIFIED CHEMICALS (0.3%)
   19,200   PPG Industries, Inc.                                           2,112
                                                                      ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.7%)
   10,220   CF Industries Holdings, Inc.                                   2,115
   37,110   Monsanto Co.                                                   3,233
                                                                      ----------
                                                                           5,348
                                                                      ----------
            PAPER PRODUCTS (0.2%)
   56,900   International Paper Co.                                        1,967
                                                                      ----------
            Total Materials                                                9,427
                                                                      ----------

            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   73,700   AT&T, Inc.                                                     2,700
                                                                      ----------

            UTILITIES (0.5%)
            ----------------
            MULTI-UTILITIES (0.5%)
  106,081   CMS Energy Corp.                                               2,447
   70,001   Xcel Energy, Inc.                                              1,953
                                                                      ----------
                                                                           4,400
                                                                      ----------
            Total Utilities                                                4,400
                                                                      ----------
            Total Common Stocks (cost: $235,030)                         264,336
                                                                      ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL
AMOUNT                                                                    MARKET
$(000)/                                                                    VALUE
SHARES      SECURITY                                                       (000)
--------------------------------------------------------------------------------
            PREFERRED SECURITIES (1.5%)

            CONSUMER STAPLES (0.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
   30,000   Dairy Farmers of America, Inc., 7.88%,
               cumulative redeemable, perpetual(b)                    $    3,086
                                                                      ----------

            ENERGY (0.1%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
    1,000   Chesapeake Energy Corp., 5.75%, perpetual(b)                     927
                                                                      ----------

            FINANCIALS (0.7%)
            -----------------
            LIFE & HEALTH INSURANCE (0.4%)
  113,184   Delphi Financial Group, Inc., 7.38%, perpetual                 2,816
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
       30   International Lease Finance Corp., 0.39%, perpetual*(c)        1,860
                                                                      ----------
            PROPERTY & CASUALTY INSURANCE (0.0%)
   $1,000   Syncora Holdings Ltd., 6.88%, perpetual*(c)                       --
                                                                      ----------
            REGIONAL BANKS (0.1%)
   40,000   Susquehanna Capital I, 9.38%, 12/12/2067, Capital
               Securities, cumulative redeemable                           1,025
                                                                      ----------
            Total Financials                                               5,701
                                                                      ----------

            INDUSTRIALS (0.3%)
            ------------------
            OFFICE SERVICES & SUPPLIES (0.3%)
    3,000   Pitney Bowes International Holdings, Series F, 6.13%,
               cumulative redeemable, perpetual(b)                         2,710
                                                                      ----------
            Total Preferred Securities (cost: $13,491)                    12,424
                                                                      ----------

            INVESTMENT COMPANIES (0.4%)

            INVESTMENT COMPANIES (0.4%)
            ---------------------------
   37,392   iShares Russell 2000 Index Fund                                3,036
                                                                      ----------
            Total U.S. Equity Securities (cost: $251,521)                279,796
                                                                      ----------

            INTERNATIONAL EQUITY SECURITIES (17.8%)

            COMMON STOCKS (0.3%)

            CONSUMER DISCRETIONARY (0.2%)
            -----------------------------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
   37,800   Adidas AG ADR                                                  1,476
                                                                      ----------

            CONSUMER STAPLES (0.1%)
            -----------------------
            PACKAGED FOODS & MEAT (0.1%)
   41,210   Unilever N.V.                                                  1,433
                                                                      ----------
            Total Common Stocks (cost: $2,843)                             2,909
                                                                      ----------

================================================================================

5  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL
AMOUNT                                                                    MARKET
$(000)/                                                                    VALUE
SHARES      SECURITY                                                       (000)
--------------------------------------------------------------------------------
            PREFERRED SECURITIES (1.0%)

            FINANCIALS (1.0%)
            -----------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
  140,000   ING Groep N.V., 7.38%, perpetual                          $    3,500
                                                                      ----------
            REINSURANCE (0.6%)
    1,500   American Overseas Group Ltd., 7.50%, non-cumulative, perpetual,
            acquired 1/23/2007 - 3/09/2007; cost $1,533(c),(d)               375
   $4,000   Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(b)        3,963
                                                                      ----------
                                                                           4,338
                                                                      ----------
            Total Financials                                               7,838
                                                                      ----------
            Total Preferred Securities (cost: $8,229)                      7,838
                                                                      ----------

            INVESTMENT COMPANIES (16.5%)

            INVESTMENT COMPANIES (16.5%)
            ----------------------------
1,878,606   iShares MSCI EAFE Index Fund                                  96,936
  913,306   Vanguard MSCI Emerging Markets ETF                            36,669
                                                                      ----------
            Total Investment Companies                                   133,605
                                                                      ----------
            Total Investment Companies (cost: $151,515)                  133,605
                                                                      ----------
            Total International Equity Securities (cost: $162,587)       144,352
                                                                      ----------

            PRECIOUS METALS AND MINERALS SECURITIES (1.7%)

            GOLD (1.5%)

            AFRICAN GOLD COMPANIES (0.1%)
   15,356   AngloGold Ashanti Ltd. ADR                                       490
   38,700   Gold Fields Ltd. ADR                                             477
                                                                      ----------
                                                                             967
                                                                      ----------

            AUSTRALIAN GOLD COMPANIES (0.1%)
   25,200   Newcrest Mining Ltd.                                             654
                                                                      ----------

            EUROPEAN GOLD COMPANIES (0.1%)
    6,200   Randgold Resources Ltd. ADR                                      638
                                                                      ----------

            NORTH AMERICAN GOLD COMPANIES (1.1%)
   10,500   Agnico-Eagle Mines Ltd.                                          507
   18,200   Alamos Gold, Inc.                                                342
   22,500   Allied Nevada Gold Corp.*                                        733
   46,200   AuRico Gold, Inc.*                                               320
   13,900   Barrick Gold Corp.                                               536
   54,000   Centerra Gold, Inc.                                              411
   95,000   Dundee Precious Metals, Inc.*                                    819
   55,900   Eldorado Gold Corp.                                              742
   18,800   Goldcorp, Inc.                                                   773
   74,200   IAMGOLD Corp.                                                    972
   55,400   Kinross Gold Corp.                                               493
   11,700   Newmont Mining Corp.                                             593

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                                                   Portfolio of Investments |  6

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   68,700   Osisko Mining Corp.*                                      $      667
    7,900   Royal Gold, Inc.                                                 695
   91,400   Semafo, Inc.                                                     345
   30,800   Yamana Gold, Inc.                                                528
                                                                      ----------
                                                                           9,476
                                                                      ----------

            SOUTH AMERICAN GOLD COMPANIES (0.1%)
   15,500   Compania de Minas Buenaventura S.A. ADR                          537
                                                                      ----------
            Total Gold (cost: $11,335)                                    12,272
                                                                      ----------

            SILVER (0.2%)
   43,100   Pan American Silver Corp.                                        759
   24,300   Silver Wheaton Corp.                                             841
                                                                      ----------
            Total Silver (cost: $1,419)                                    1,600
                                                                      ----------
            Total Precious Metals and Minerals Securities
               (cost: $12,754)                                            13,872
                                                                      ----------

            GLOBAL REAL ESTATE EQUITY SECURITIES (0.4%)

            PREFERRED SECURITIES (0.4%)

            REITs - OFFICE (0.4%)
            ---------------------
  130,027   Commonwealth REIT, Series E, 7.25%, cumulative
               redeemable, perpetual                                       3,451
                                                                      ----------
            Total Global Real Estate Equity Securities (cost: $3,287)      3,451
                                                                      ----------

PRINCIPAL
AMOUNT                                                     COUPON
(000)                                                        RATE          MATURITY
--------------------------------------------------------------------------------------------------
            BONDS (41.5%)

            CORPORATE OBLIGATIONS (15.3%)

            ENERGY (1.6%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.5%)
$   4,540   Quicksilver Resources, Inc.                      7.13%        4/01/2016          3,700
                                                                                        ----------
            OIL & GAS STORAGE & TRANSPORTATION (1.1%)
    3,059   Enbridge Energy Partners, LP                     8.05        10/01/2037          3,422
      800   Enterprise Products Operating, LP                7.00         6/01/2067            836
    6,000   Southern Union Co.                               3.46 (e)    11/01/2066          4,778
                                                                                        ----------
                                                                                             9,036
                                                                                        ----------
            Total Energy                                                                    12,736
                                                                                        ----------
            FINANCIALS (10.3%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
    6,800   State Street Capital Trust IV                    1.47 (e)     6/15/2037          4,882
                                                                                        ----------
            CONSUMER FINANCE (0.9%)
    3,300   American Express Co. (a)                         6.80         9/01/2066          3,527
    3,300   Capital One Financial Corp. (a)                  7.69         8/15/2036          3,345
                                                                                        ----------
                                                                                             6,872
                                                                                        ----------
            DIVERSIFIED BANKS (0.1%)
      600   Compass Bank                                     6.40        10/01/2017            615
                                                                                        ----------

================================================================================

7  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
            LIFE & HEALTH INSURANCE (1.5%)
$   4,000   Great-West Life & Annuity Insurance Co. (a),(b)  7.15%        5/16/2046     $    4,110
    3,300   Lincoln National Corp.                           7.00         5/17/2066          3,316
    2,000   Principal Financial Global Fund, LLC             0.98 (e)     1/10/2031          1,542
    3,500   StanCorp Financial Group, Inc. (a)               6.90         6/01/2067          3,395
                                                                                        ----------
                                                                                            12,363
                                                                                        ----------
            MULTI-LINE INSURANCE (1.6%)
    7,400   Genworth Financial, Inc.                         6.15        11/15/2066          4,468
    6,000   Glen Meadow (b)                                  6.51         2/12/2067          4,853
    4,000   Nationwide Mutual Insurance Co. (b)              5.81        12/15/2024          3,676
                                                                                        ----------
                                                                                            12,997
                                                                                        ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
    2,500   Countrywide Financial Corp. (a)                  6.25         5/15/2016          2,688
    3,000   General Electric Capital Corp.                   6.38        11/15/2067          3,169
    2,000   ILFC E-Capital Trust II (b)                      6.25        12/21/2065          1,530
    2,100   JPMorgan Chase Capital XIII                      1.41 (e)     9/30/2034          1,585
    2,500   JPMorgan Chase Capital XXI                       1.39 (e)     2/02/2037          1,737
                                                                                        ----------
                                                                                            10,709
                                                                                        ----------
            PROPERTY & CASUALTY INSURANCE (2.2%)
    4,000   Allstate Corp. (a)                               6.13         5/15/2037          4,120
    3,000   BNSF Funding Trust I (a)                         6.61        12/15/2055          3,278
    1,000   HSB Group, Inc.                                  1.37 (e)     7/15/2027            740
    2,500   Ironshore Holdings, Inc. (a),(b)                 8.50         5/15/2020          2,762
    2,300   Progressive Corp.                                6.70         6/15/2037          2,484
    1,000   PXRE Capital Trust I                             8.85         2/01/2027            925
    1,000   RLI Corp. (a)                                    5.95         1/15/2014          1,042
    2,500   Travelers Companies, Inc.                        6.25         3/15/2037          2,587
                                                                                        ----------
                                                                                            17,938
                                                                                        ----------
            REGIONAL BANKS (1.9%)
    1,000   Allfirst Preferred Capital Trust                 1.96 (e)     7/15/2029            778
    1,000   Cullen/Frost Bankers, Inc. (a)                   0.88 (e)     2/15/2017            962
    1,000   Emigrant Bancorp, Inc. (b)                       6.25         6/15/2014            923
      500   First Empire Capital Trust I                     8.23         2/01/2027            508
    1,000   First Maryland Capital Trust I                   1.46 (e)     1/15/2027            770
    1,000   First Republic Bank Corp.                        7.75         9/15/2012          1,000
    2,500   First Tennessee Bank, N.A.                       5.65         4/01/2016          2,631
    2,000   Fulton Capital Trust I                           6.29         2/01/2036          1,906
    2,000   Huntington Capital II "B"                        1.09 (e)     6/15/2028          1,424
    2,000   Manufacturers & Traders Trust Co.                5.63        12/01/2021          1,999
    1,000   Susquehanna Bancshares, Inc.                     2.26 (e)     5/01/2014            953
    1,500   Susquehanna Capital II                          11.00         3/23/2040          1,506
                                                                                        ----------
                                                                                            15,360
                                                                                        ----------
            REINSURANCE (0.1%)
    1,000   Alterra Finance, LLC                             6.25         9/30/2020          1,073
                                                                                        ----------
            REITs - RETAIL (0.1%)
    1,000   New Plan Excel Realty Trust, Inc.                7.68        11/02/2026            964
                                                                                        ----------
            Total Financials                                                                83,773
                                                                                        ----------

            INDUSTRIALS (0.3%)
            ------------------
            AEROSPACE & DEFENSE (0.2%)
    2,000   Textron Financial Corp. (b)                      6.00         2/15/2067          1,670
                                                                                        ----------
            AIRLINES (0.1%)
      947   America West Airlines, Inc. Pass-Through Trust
               (INS)                                         7.93         1/02/2019            997
                                                                                        ----------
            Total Industrials                                                                2,667
                                                                                        ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
            UTILITIES (3.1%)
            ----------------
            ELECTRIC UTILITIES (1.4%)
$     377   Cedar Brakes II, LLC (b)                         9.88%        9/01/2013     $      388
    1,800   FPL Group Capital, Inc.                          6.35        10/01/2066          1,887
    1,000   FPL Group Capital, Inc.                          6.65         6/15/2067          1,062
    1,000   FPL Group Capital, Inc.                          7.30         9/01/2067          1,082
    3,012   PPL Capital Funding, Inc.                        6.70         3/30/2067          3,094
    5,746   Texas Competitive Electric Holdings Co., LLC (f) 4.77        10/10/2017          3,916
                                                                                        ----------
                                                                                            11,429
                                                                                        ----------
            MULTI-UTILITIES (1.7%)
    2,500   Dominion Resources, Inc. (a)                     7.50         6/30/2066          2,705
    1,500   Dominion Resources, Inc.                         2.76 (e)     9/30/2066          1,375
    2,042   Integrys Energy Group, Inc. (a)                  6.11        12/01/2066          2,128
    3,825   Puget Sound Energy, Inc.                         6.97         6/01/2067          4,079
    3,000   Wisconsin Energy Corp.                           6.25         5/15/2067          3,180
                                                                                        ----------
                                                                                            13,467
                                                                                        ----------
            Total Utilities                                                                 24,896
                                                                                        ----------
            Total Corporate Obligations (cost: $112,390)                                   124,072
                                                                                        ----------
            EURODOLLAR AND YANKEE OBLIGATIONS (5.3%)

            ENERGY (0.5%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.5%)
    3,500   TransCanada Pipelines Ltd. (a)                   6.35         5/15/2067          3,725
                                                                                        ----------

            FINANCIALS (4.0%)
            -----------------
            DIVERSIFIED BANKS (1.6%)
      500   Barclays Bank plc                                1.00 (e)             -(g)         223
    8,030   Barclays Bank plc                                1.00 (e)             -(g)       3,573
      350   Barclays Bank plc                                0.94 (e)             -(g)         151
    9,500   HSBC Bank plc                                    1.00 (e)             -(g)       4,370
    1,000   Landsbanki Islands hf, acquired 10/12/2007;
               cost $1,000(b),(c),(d),(h)                    7.43                 -(g)          --
    4,300   Royal Bank of Scotland Group plc                 9.50 (e)     3/16/2022          4,667
                                                                                        ----------
                                                                                            12,984
                                                                                        ----------
            DIVERSIFIED CAPITAL MARKETS (0.2%)
    3,000   Deutsche Bank Capital Trust IV (a)               4.59 (e)             -(g)       2,085
                                                                                        ----------
            MULTI-LINE INSURANCE (1.2%)
    2,500   AXA S.A.                                         1.68 (e)             -(g)       1,187
    6,691   AXA S.A.                                         1.70 (e)             -(g)       3,262
    5,850   Oil Insurance Ltd. (b)                           3.44 (e)             -(g)       5,037
                                                                                        ----------
                                                                                             9,486
                                                                                        ----------
            PROPERTY & CASUALTY INSURANCE (0.6%)
    1,800   QBE Capital Funding III, LP (b)                  7.25         5/24/2041          1,765
    3,000   QBE Insurance Group Ltd. (b)                     5.65         7/01/2023          2,854
                                                                                        ----------
                                                                                             4,619
                                                                                        ----------
            REGIONAL BANKS (0.0%)
    2,000   Glitnir Banki hf, acquired 9/11/2006 -
               10/18/2006; cost $2,034(b),(c),(d),(h)        7.45                 -(g)          --
                                                                                        ----------

            REINSURANCE (0.4%)
    1,500   Max USA Holdings Ltd. (b)                        7.20         4/14/2017          1,586
    1,500   Platinum Underwriters Finance, Inc. (a)          7.50         6/01/2017          1,652
                                                                                        ----------
                                                                                             3,238
                                                                                        ----------
            Total Financials                                                                32,412
                                                                                        ----------

================================================================================

9  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
            INDUSTRIALS (0.4%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.4%)
$   3,300   Hutchison Whampoa Ltd. (b)                       6.00%                -(g)  $    3,432
                                                                                        ----------

            MATERIALS (0.4%)
            ----------------
            CONSTRUCTION MATERIALS (0.1%)
     500    Cemex Espana Luxembourg (b)                      9.88         4/30/2019            506
                                                                                        ----------
            STEEL (0.3%)
    3,000   ArcelorMittal                                    4.00         2/25/2015          2,972
                                                                                        ----------
            Total Materials                                                                  3,478
                                                                                        ----------
            Total Eurodollar and Yankee Obligations (cost: $47,725)                         43,047
                                                                                        ----------

            ASSET-BACKED SECURITIES (0.2%)

            FINANCIALS (0.2%)
            -----------------
            ASSET-BACKED FINANCING (0.2%)
    2,000   SLM Student Loan Trust                           0.91 (e)     7/15/2036          1,249
      761   SLM Student Loan Trust                           1.00 (e)    10/25/2038            610
                                                                                        ----------
                                                                                             1,859
                                                                                        ----------
            Total Financials                                                                 1,859
                                                                                        ----------
            Total Asset-Backed Securities (cost: $2,062)                                     1,859
                                                                                        ----------
            COMMERCIAL MORTGAGE SECURITIES (11.1%)

            FINANCIALS (11.1%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (11.1%)
    1,000   Banc of America Commercial Mortgage, Inc.        5.26        11/10/2042            997
    1,205   Banc of America Commercial Mortgage, Inc.        4.95         7/10/2043          1,292
    3,238   Banc of America Commercial Mortgage, Inc.        5.81         7/10/2044          3,290
    3,000   Banc of America Commercial Mortgage, Inc.        5.77         5/10/2045          2,848
    2,000   Banc of America Commercial Mortgage, Inc. (a)    5.77         5/10/2045          2,204
    2,700   Banc of America Commercial Mortgage, Inc.        5.46         9/10/2045          2,522
    2,643   Banc of America Commercial Mortgage, Inc. (a)    5.18        10/10/2045          2,880
    1,000   Banc of America Commercial Mortgage, Inc.        5.68         7/10/2046          1,098
    2,429   Banc of America Commercial Mortgage, Inc. (a)    5.35         9/10/2047          2,706
    3,404   Banc of America Commercial Mortgage, Inc. (b)    6.14         9/10/2047          3,466
    2,000   BCRR Trust (b)                                   5.86         7/17/2040          2,174
    2,000   Bear Stearns Commercial Mortgage Securities,
               Inc. (a)                                      5.21         2/11/2041          1,911
    3,200   Bear Stearns Commercial Mortgage Securities,
               Inc. (a)                                      4.99         9/11/2042          3,065
    4,000   Citigroup Commercial Mortgage Trust (a)          5.40         7/15/2044          4,060
    2,000   Citigroup Commercial Mortgage Trust (a)          6.10        12/10/2049          2,096
    3,000   Commercial Mortgage Loan Trust (a)               6.02        12/10/2049          3,021
    1,000   Commercial Mortgage Loan Trust                   5.54        12/11/2049          1,034
    1,000   Credit Suisse First Boston Mortgage Securities
               Corp. (b)                                     5.02         1/15/2037            957
    1,000   Credit Suisse First Boston Mortgage Securities
               Corp.                                         5.10         8/15/2038          1,044
      461   G-Force, LLC (b)                                 5.16        12/25/2039            461
    3,000   GE Capital Commercial Mortgage Corp. (a)         5.33         3/10/2044          2,644
    1,000   GE Capital Commercial Mortgage Corp.             5.33        11/10/2045            269
    1,000   GE Capital Commercial Mortgage Corp.             5.61        12/10/2049            929
    2,000   GMAC Commercial Mortgage Securities, Inc.        4.97        12/10/2041          1,677
      500   GMAC Commercial Mortgage Securities, Inc.        4.98        12/10/2041            317
    1,000   GMAC Commercial Mortgage Securities, Inc. (a)    4.81         5/10/2043            923
      800   Greenwich Capital Commercial Funding Corp.       5.88         7/10/2038            852

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
$   1,000   GS Mortgage Securities Corp. II (a)              4.78%        7/10/2039     $      983
    1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              4.99         9/12/2037            964
    4,500   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.04        10/15/2042          3,889
    3,210   J.P. Morgan Chase Commercial Mortgage
               Securities Corp. (a)                          5.57         4/15/2043          2,988
    1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.33        12/15/2044          1,035
    1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.33        12/15/2044            993
    1,500   Merrill Lynch Mortgage Trust (a)                 5.24        11/12/2037          1,622
    2,000   Merrill Lynch Mortgage Trust                     5.24        11/12/2037          2,005
    1,000   Merrill Lynch Mortgage Trust                     5.10         7/12/2038            675
    3,837   Merrill Lynch Mortgage Trust                     5.14         7/12/2038          3,899
      400   Merrill Lynch Mortgage Trust                     5.31         7/12/2038            232
    4,000   Merrill Lynch Mortgage Trust (a)                 5.67         5/12/2039          3,657
    2,500   Merrill Lynch Mortgage Trust                     5.01        10/12/2041          2,311
    1,000   ML-CFC Commercial Mortgage Trust                 5.42         8/12/2048            962
    1,500   ML-CFC Commercial Mortgage Trust                 6.16         8/12/2049          1,475
      460   ML-CFC Commercial Mortgage Trust                 5.86         9/12/2049            463
    1,800   Morgan Stanley Capital I, Inc.                   5.07         8/13/2042          1,852
      878   Morgan Stanley Capital I, Inc.                   5.15         8/13/2042            861
      723   Morgan Stanley Capital I, Inc.                   5.17         8/13/2042            695
    3,000   Morgan Stanley Capital I, Inc.                   5.79         7/12/2044          3,138
    2,000   Morgan Stanley Capital I, Inc.                   4.77         7/15/2056          2,105
    2,350   Wachovia Bank Commercial Mortgage Trust          5.93         5/15/2043          2,278
                                                                                        ----------
                                                                                            89,819
                                                                                        ----------
            Total Financials                                                                89,819
                                                                                        ----------
            Total Commercial Mortgage Securities (cost: $79,456)                            89,819
                                                                                        ----------
            U.S. TREASURY SECURITIES (9.4%)

            BONDS (4.7%)
    3,500   2.75%, 8/15/2042                                                                 3,548
   32,750   3.00%, 5/15/2042                                                                34,981
                                                                                        ----------
                                                                                            38,529
                                                                                        ----------

            NOTES (4.7%)
    2,500   1.63%, 8/15/2022                                                                 2,515
   34,750   1.75%, 5/15/2022                                                                35,461
                                                                                        ----------
                                                                                            37,976
                                                                                        ----------
            Total U.S. Treasury Securities (cost: $74,625)                                  76,505
                                                                                        ----------

            MUNICIPAL BONDS (0.2%)

            CASINOS & GAMING (0.2%)
    2,000   Mashantucket (Western) Pequot Tribe, acquired
               07/29/2005; cost $2,000(b),(d),(h)            5.91         9/01/2021            789
      325   Seneca Nation of Indians Capital Improvements
               Auth.                                         6.75        12/01/2013            325
                                                                                        ----------
                                                                                             1,114
                                                                                        ----------
            Total Municipal Bonds (cost: $2,325)                                             1,114
                                                                                        ----------
            Total Bonds (cost: $318,583)                                                   336,416
                                                                                        ----------

================================================================================

11  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (3.6%)

             COMMERCIAL PAPER (2.1%)

             ENERGY (1.3%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (1.3%)
$    2,036   Apache Corp. (b),(i)                            0.40%        9/04/2012     $    2,036
     5,686   Apache Corp. (b),(i)                            0.40         9/05/2012          5,686
     2,521   EOG Resources, Inc. (b),(i)                     0.37         9/07/2012          2,521
                                                                                        ----------
                                                                                            10,243
                                                                                        ----------
             Total Energy                                                                   10,243
                                                                                        ----------

             MATERIALS (0.8%)
             ----------------
             PAPER PACKAGING (0.8%)
     6,500   Sonoco Products Co.                             0.32         9/04/2012          6,500
                                                                                        ----------
             Total Commercial Paper (cost: $16,743)                                         16,743
                                                                                        ----------
NUMBER OF
SHARES
--------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (1.5%)
12,104,919   State Street Institutional Liquid Reserve Fund,
                0.19% (j) (cost: $12,105)                                                   12,105
                                                                                        ----------
             Total Money Market Instruments
                (cost: $28,848)                                                             28,848
                                                                                        ----------

             TOTAL INVESTMENTS (COST: $777,580)                                         $  806,735
                                                                                        ==========
NUMBER OF
CONTRACTS
--------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.2%)
     1,500   Put - iShares MSCI EAFE Index expiring October 20, 2012 at 39                     191
        50   Put - S&P 500 Index expiring September 22, 2012 at 1370                            44
     1,100   Put - S&P 500 Index expiring September 22, 2012 at 1390                         1,512
                                                                                        ----------

             TOTAL PURCHASED OPTIONS (COST: $2,559)                                     $    1,747
                                                                                        ==========

             WRITTEN OPTIONS (0.1%)
     (750)   Call - iShares MSCI EAFE Index expiring October 20, 2012 at 41                    (45)
      (50)   Call - S&P 500 Index expiring September 22, 2012 at 1410                          (81)
      (50)   Call - S&P 500 Index expiring September 22, 2012 at 1420                          (57)
     (450)   Call - S&P 500 Index expiring September 22, 2012 at 1430                         (340)
   (1,500)   Put - iShares MSCI EAFE Index expiring October 20, 2012 at 36                     (70)
     (200)   Put - S&P 500 Index expiring September 22, 2012 at 1310                           (52)
                                                                                        ----------

             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $859)                            $     (645)
                                                                                        ==========

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

($ IN 000s)                                       VALUATION HIERARCHY
                                                  -------------------
                                      (LEVEL 1)       (LEVEL 2)         (LEVEL 3)
                                    QUOTED PRICES       OTHER          SIGNIFICANT
                                      IN ACTIVE      SIGNIFICANT      UNOBSERVABLE
                                       MARKETS        OBSERVABLE         INPUTS
                                    FOR IDENTICAL      INPUTS
ASSETS                                 ASSETS                                                TOTAL
--------------------------------------------------------------------------------------------------
U.S. Equity Securities:
   Common Stocks                    $     264,336    $        --      $         --    $    264,336
   Preferred Securities                     1,025          9,539             1,860          12,424
   Investment Companies                     3,036             --                --           3,036
International Equity Securities:
   Common Stocks                            2,909             --                --           2,909
   Preferred Securities                     3,500          3,963               375           7,838
   Investment Companies                   133,605             --                --         133,605
Precious Metals And Minerals Securities:
   Common Stocks                           13,218            654                --          13,872
Global Real Estate Equity Securities:
   Preferred Securities                        --          3,451                --           3,451
Bonds:
   Corporate Obligations                       --        123,075               997         124,072
   Eurodollar And Yankee Obligations           --         43,047                --          43,047
   Asset-Backed Securities                     --          1,859                --           1,859
   Commercial Mortgage Securities              --         89,358               461          89,819
   U.S. Treasury Securities                76,505             --                --          76,505
   Municipal Bonds                             --          1,114                --           1,114
Money Market Instruments:
   Commercial Paper                            --         16,743                --          16,743
   Money Market Funds                      12,105             --                --          12,105
Purchased Options                           1,747             --                --           1,747
--------------------------------------------------------------------------------------------------
Total                               $     511,986    $   292,803      $      3,693    $    808,482
--------------------------------------------------------------------------------------------------


                                      (LEVEL 1)       (LEVEL 2)         (LEVEL 3)
                                    QUOTED PRICES       OTHER          SIGNIFICANT
                                      IN ACTIVE      SIGNIFICANT      UNOBSERVABLE
                                       MARKETS        OBSERVABLE         INPUTS
                                    FOR IDENTICAL      INPUTS
LIABILITIES                          LIABILITIES                                             TOTAL
--------------------------------------------------------------------------------------------------
Written Options                     $        (645)   $        --      $         --    $       (645)
--------------------------------------------------------------------------------------------------
Total                               $        (645)   $        --      $         --    $       (645)
--------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                              COMMERCIAL
                                                                 PREFERRED       CORPORATE      MORTGAGE
                                                                SECURITIES     OBLIGATIONS    SECURITIES
--------------------------------------------------------------------------------------------------------
Balance as of May 31, 2012                                          $2,205          $1,070          $834
Purchases                                                                -               -             -
Sales                                                                    -             (81)         (380)
Transfers into Level 3                                                   -               -             -
Transfers out of Level 3                                                 -               -             -
Net realized gain (loss)                                                 -              (5)            -
Change in net unrealized appreciation/depreciation                      30              13             7
--------------------------------------------------------------------------------------------------------
Balance as of August 31, 2012                                       $2,235            $997          $461
--------------------------------------------------------------------------------------------------------

For the period of June 1, 2012 through August 31, 2012, a common stock with a fair value of $612,000 was transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

13  | USAA Cornerstone Moderate Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderate Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

================================================================================

14  | USAA Cornerstone Moderate Fund

================================================================================

calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and one of the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods

================================================================================

15  | USAA Cornerstone Moderate Fund

================================================================================

determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stock and preferred securities, certain bonds valued based on methods discussed in Note A5, and commercial paper which is valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by recent tender offers or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security

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17  | USAA Cornerstone Moderate Fund

================================================================================

is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of August 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2012, were $64,865,000 and $36,522,000, respectively, resulting in net unrealized appreciation of $28,343,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $810,963,000 at August 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 24.5% of net assets as August 31, 2012.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT     Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at August 31, 2012.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Security was fair valued at August 31, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2012, was $1,164,000, which represented 0.1% of the Fund's net assets.

================================================================================

19  | USAA Cornerstone Moderate Fund

================================================================================

(e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2012.
(f) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(j) Rate represents the money market fund annualized seven-day yield at August 31, 2012.
*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  20




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     10/25/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/26/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/26/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.